April 11, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Variable Portfolios, Inc. (the “Registrant”)
1933 Act File No. 33-14567, Post-Effective Amendment No. 53
1940 Act File No. 811-5188, Amendment No. 53

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(b) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 53 and 1940 Act Amendment No. 53 to the Registration Statement on Form N-1A filed by the Registrant in connection with the Registrant’s annual update.

The principal purposes of this amendment are to: (i) launch the new VP Growth Fund and (ii) update the financial statements of the Registrant and (iii) make certain other non-material changes deemed appropriate by the Registrant.

I hereby represent that the Post-Effective Amendment does not contain disclosures that would render such Post-Effective Amendment ineligible to become effective pursuant to paragraph (b) of the aforementioned Rule 485.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com